Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of assets and liabilities that are measured at fair value on a recurring basis
		Level	Fair Value
Assets:
March 31, 2023	Investments held in Trust Account – Mutual Funds	1	$17,651,924

Liabilities:
March 31, 2023	Warrant Liabilities – Public Warrants	2	$414,000
March 31, 2023	Warrant Liabilities – Private Placement Warrants	3	$169,200
		Level	Fair Value
Assets:
December 31, 2022	Investments held in Trust Account – Mutual Funds(1)	1	$775,917

Liabilities:
December 31, 2022	Warrant Liabilities – Public Warrants	2	$414,000
December 31, 2022	Warrant Liabilities – Private Placement Warrants	3	$169,200

(1)      As of December 31, 2022, $19,376,793 of mutual funds held in the Trust Account was deposited into the cash operating account maintained by the trustee.

	Held to Maturity	Level	Fair Value
Assets:
December 31, 2022	Investments held in Trust Account – Mutual Funds(1)	1	$775,917

Liabilities:
December 31, 2022	Warrant Liabilities – Public Warrants	2	$414,000
December 31, 2022	Warrant Liabilities – Private Placement Warrants	3	$169,200
	Held to Maturity	Level	Fair Value
Assets:
December 31, 2021	Investments held in Trust Account – Mutual Funds	1	$276,026,092

Liabilities:
December 31, 2021	Warrant Liabilities – Public Warrants	2	$6,900,000
December 31, 2021	Warrant Liabilities – Private Placement Warrants	3	$2,932,800

(1)      As of December 31, 2022, $19,376,793 of mutual funds held in the Trust Account was deposited into the cash operating account maintained by the trustee.

Schedule of key inputs to both models for the private warrants
Input	December 31, 2022	March 31, 2023
Asset Price	$10.09	$10.26
Exercise Price	$11.50	$11.50
Expected Merger Announcement Date	12/18/2022	12/18/2022
Expected Merger Date	07/20/2023	07/20/2023
Expiration Date	07/20/2028	07/20/2028
Call Price	N/A	N/A
Contractual Term	5.6	5.3
Risk-Free Rate	4.0%	3.6%
Volatility	6.6%	7.7%
Dividend Yield	0.0%	0.0%
Steps	N/A	N/A

Input	December 31, 2022	December 31, 2021
Asset Price	$10.09	$9.77
Exercise Price	$11.50	$11.50
Expected Merger Announcement Date	12/18/2022	3/31/2022
Expected Merger Date	07/20/2023	9/30/2022
Expiration Date	07/20/2028	9/30/2027
Call Price	N/A	N/A
Contractual Term	5.6	5.5
Risk-Free Rate	4.0%	1.3%
Volatility	6.6%	20.4%
Dividend Yield	0.0%	0.0%
Steps	N/A	N/A

Schedule of changes in the fair value of Level 3 warrant liabilities
	Private Placement	Warrant Liabilities
Fair value as of December 31, 2022	$169,200	$169,200
Change in fair value	—	—
Fair value as of March 31, 2023	$169,200	$169,200
	Private Placement	Warrant Liabilities
Fair value as of December 31, 2021	$2,932,800	$2,932,800
Change in fair value	(1,974,000)	(1,974,000)
Fair value as of March 31, 2022	$958,800	$958,800

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2021	$2,932,800	$—	$2,932,800
Change in fair value	(2,763,600)	—	(2,763,600)
Fair value as of December 31, 2022	$169,200	$—	$169,200
Fair value as of December 31, 2020	$—	$—	$—
Initial measurement on January 20, 2021	8,798,400	18,078,000	26,876,400
Change in fair value	(5,865,600)	(11,178,000)	(17,043,600)
Transfers to Level 1	—	(6,900,000)	(6,900,000)
Fair value as of December 31, 2021	$2,932,800	$—	$2,932,800